Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion of shares		6,847,500			6,847,500
Number of warrants to purchase shares	4,094,250	4,263,000			4,094,250
Depreciation depletion and amortization expense			$ 417,381	$ 1,497,749		$ 1,613,402
Effective tax rate		100.00%	100.00%		100.00%	100.00%
Federal depository insurance coverage	$ 250,000	$ 250,000			$ 250,000
Cash balance exceeded	342,901				$ 342,901
Cash balances exceeded the FDIC limit		$ 273,980
Effective tax rate					20.97%
Deferred tax assets and liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Effective tax rate		21.00%
Successor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation depletion and amortization expense	$ 352,127	$ 476,074
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable		96.00%			96.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable					99.00%	93.00%